Principal Subsidiaries Investments in Associates and Joint Ventures - Summary of Principal Subsidiaries, Investments in Associates and Joint Ventures (Detail)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
TMB Public Company Limited. [member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal place of business of associate		Thailand
Statutory place of Incorporation		Bangkok
Proportion of ownership and interest held by the group		30.00%	30.00%
ING Bank N.V. [member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal place of business of associate		the Netherlands
Statutory place of Incorporation		Amsterdam
Proportion of ownership and interest held by the group		100.00%	100.00%
Bank Mendes Gans N.V. [member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal place of business of associate		the Netherlands
Statutory place of Incorporation		Amsterdam
Proportion of ownership and interest held by the group		100.00%	100.00%
Record Bank [Member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal place of business of associate		Belgium
Statutory place of Incorporation		Brussels
Proportion of ownership and interest held by the group	[1]		100.00%
ING Belgium S.A./N.V. [Member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal place of business of associate		Belgium
Statutory place of Incorporation		Brussels
Proportion of ownership and interest held by the group		100.00%	100.00%
ING Luxembourg S.A. [member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal place of business of associate		Luxembourg
Statutory place of Incorporation		Luxembourg City
Proportion of ownership and interest held by the group		100.00%	100.00%
ING-DiBa AG [Member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal place of business of associate		Germany
Statutory place of Incorporation		Frankfurt am Main
Proportion of ownership and interest held by the group		100.00%	100.00%
ING Bank Slaski S.A. [Member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal place of business of associate		Poland
Statutory place of Incorporation		Katowice
Proportion of ownership and interest held by the group	[2]	75.00%	75.00%
Proportion Of Ownership Interests Held By Noncontrolling Interests		25.00%	25.00%
ING Financial Holdings Corporation [member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal place of business of associate		United States of America
Statutory place of Incorporation		Delaware
Proportion of ownership and interest held by the group		100.00%	100.00%
ING Bank A.S. [member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal place of business of associate		Turkey
Statutory place of Incorporation		Istanbul
Proportion of ownership and interest held by the group		100.00%	100.00%
ING Bank (Australia) Limited [member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal place of business of associate		Australia
Statutory place of Incorporation		Sydney
Proportion of ownership and interest held by the group		100.00%	100.00%
ING Commercial Finance B.V. [Member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal place of business of associate		Amsterdam
Statutory place of Incorporation		the Netherlands
Proportion of ownership and interest held by the group		100.00%	100.00%
ING GroenBank N.V. [Member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal place of business of associate		Amsterdam
Statutory place of Incorporation		the Netherlands
Proportion of ownership and interest held by the group		100.00%	100.00%

[1]	During 2018, ING merged Record Bank into ING Belgium S.A./N.V.
[2]	The shares of the non-controlling interest stake of 25 % are listed on the Warsaw Stock Exchange, for summarised financial information we refer to ‘Note 35 ‘Segments’.